WARRANTS (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Warrants
Warrants, beginning	8,375,000	6,650,000
Issued	8,424,500	3,725,000
Exercised	0	(750,000)
Forfeited	(750,000)	(1,000,000)
Expired	(5,800,000)	(250,000)
Warrants, ending	10,249,500	8,375,000
Weighted average exercise price, beginning	$ .93	$ 0.54
Weighted average exercise price, issued	.33	1.69
Weighted average exercise price, exercised	.00	0.15
Weighted average exercise price, forfeited	2.00	2.00
Weighted average exercise price, expired	.62	0.10
Weighted average exercise price, ending	$ .53	$ 0.93
Weighted average life remaining, beginning	1 year 18 days	1 year 4 months 13 days
Weighted average life remaining, issued	2 years 2 months 23 days	1 year 7 months 24 days
Weighted average life remaining, ending	2 years	1 year 18 days